CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 ₪ / shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 ₪ / shares
Statement of Financial Position [Abstract]
Allowance for doubtful accounts | $	$ 214		$ 227
Ordinary shares, par value | ₪ / shares		₪ 3.0		₪ 3.0
Ordinary shares, shares authorized	10,000,000		10,000,000
Ordinary shares, shares issued	5,840,357		4,380,268
Ordinary shares, shares outstanding	5,840,357		4,380,268